ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Mar. 31, 2016
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

iKang Healthcare Group, Inc. (the “Company”), was incorporated on May 25, 2011 as a limited liability company in the Cayman Islands. The Company has no operations and has been created for the initial public offering (“IPO”) purpose. On March 1, 2014, the Company entered into a share swap agreement and became the ultimate holding company of iKang Guobin Healthcare Group, Inc. with the completion of the one to one share exchange to the existing shareholders of iKang Guobin Healthcare Group, Inc. for all shares of equivalent classes.

The Company, its subsidiaries, its variable interest entities (“VIEs”) and its VIEs’ subsidiaries (collectively the “Group”) are primarily engaged in providing medical examination services, disease screening services, and other healthcare related services in the People’s Republic of China (the “PRC”).

As of March 31, 2016, details of the Group’s subsidiaries, VIEs and the VIEs’ subsidiaries were as follows:

			Percentage of
	Later date of		beneficial interest
	incorporation/	Place of	by iKang
Names	acquisition	incorporation	Healthcare Group, Inc.	Principal activities

Subsidiaries:

iKang Guobin Healthcare Group, Inc.(“iKang Guobin”)	December 24, 2003	BVI	100%	Holding company

ShanghaiMed iKang, Inc. (“Beijing iKang”)	February 27, 2004	PRC	100%	Sales of healthcare service

Shanghai iKang Co., Ltd. (“Shanghai iKang”)	December 27, 2004	PRC	100%	Sales of healthcare service

iKang Zhejiang, Inc. (“iKang Zhejiang BVI”)	April 5, 2006	BVI	73%	Holding company

iKang HealthManagement (Zhejiang) Co., Ltd. (“Zhejiang iKang”)	July 11, 2006	PRC	73%	Sales of healthcare service

Bayley & Jackson (China) Medical Services Limited (“Bayley & Jackson (Hong Kong)”)	October 10, 2006	Hong Kong	100%	Holding company

Beijing Bayley & Jackson Clinic Co., Ltd. (“iKang Beijing Ritan”)	October 10, 2006	PRC	100%	Medical examinations & clinical services

Yuanhua Healthcare Limited (HongKong) (“Yuanhua HK”)	July 31, 2013	Hong Kong	100%	Holding company

MediFast (Hong Kong) Limited (“MediFast”)	January 14, 2014	Hong Kong	80%	Medical examinations & clinical services

Yuanhua Medical Consultancy Services (Shanghai) Co., Ltd. (“Yuanhua WFOE”)	July 31, 2013	PRC	100%	Sales of healthcare service

WA Centers HK Limited (“WA HK ”)	March 3, 2015	Hong Kong	70%	Holding company

iKang Health Cloud Technology Limited (“iKang Cloud HK”)	January 5, 2015	Hong Kong	100%	Holding company

iKang(Shanghai) Financing Lease Co., Ltd. (“iKang(Shanghai) Financing Lease”)	December 19, 2014	PRC	100%	Lease services

VIEs:

iKang Healthcare Technology Group Co., Ltd. (formerly named as “Shanghai iKang Guobin Holding Co., Ltd.”) (“iKang Holding”)	April 27, 2007	PRC	100%	Holding company

Hangzhou iKang Guobin Clinic Co., Ltd. (“iKang Hangzhou Xixi”)	September 26, 2010	PRC	73%	Medical examinations

Shanghai Yuanhua Information Technology Co., Ltd. (“Yuanhua Information”)	July 31, 2013	PRC	100%	Holding company

Jiandatong Health Technology (Beijing) Co., Ltd. (“Beijing Jiandatong”)	April 1, 2013	PRC	80%	Sales of healthcare service

VIEs’ subsidiaries:

iKang Guobin Healthcare Group Co., Ltd. (formerly named as “Beijing iKang Online Technology Co., Ltd.”) (“iKang Online”)	September 13, 2004	PRC	100%	Sales of healthcare service

Beiijng iKang Medical Examination Application Technology Co., Ltd.	February 3, 2005	PRC	100%	Sales of healthcare service

Shenzhen iKang Co., Ltd. (“Shenzhen iKang”)	July 12, 2006	PRC	100%	Sales of healthcare service

Shanghai Yalong Daoyi Services Co., Ltd. (“Yalong Daoyi”)	December 20, 2006	PRC	100%	Sales of healthcare service

Guangzhou iKang Guobin Health Examination Co., Ltd. (“iKang Guangzhou Huanshi East/Tianhe”)	April 27, 2007	PRC	100%	Medical examinations

Shanghai Guobin Medical Center Co., Ltd. (“iKang Shanghai Xikang Road”)	April 27, 2007	PRC	100%	Medical examinations & clinical services

Shanghai Wangzu Guobin Medical Center Co., Ltd. (“iKang Shanghai Gubei”)	April 27, 2007	PRC	70%	Medical examinations

Shanghai iKang Guobin Mingmen Clinic Co., Ltd. (“iKang Shanghai Pudong Avenue”)	April 27, 2007	PRC	100%	Medical examinations

Shenzhen iKang Guobin Hospital Management Co., Ltd. (“Shenzhen Hospital Management”)	September 10, 2007	PRC	66%	Holding company

Shenzhen iKang Guobin Puji Clinic Co., Ltd. (formerly named as “Shenzhen Puji Clinic”) (“iKang Shenzhen Nanshan”)	September 10, 2007	PRC	66%	Medical examinations & clinical services

Beijing iKang Guobin Lidu Clinic Co., Ltd. (“iKang Beijing Lidu”)	December 3, 2007	PRC	100%	Medical examinations

Nanjing iKang Guobin Xinjie Clinic Co., Ltd.	January 10, 2008	PRC	100%	Medical examinations

Shenzhen iKang Guobin Clinic Co., Ltd. (formerly named as “Shenzhen iKang Guobin Clinic”) (“iKang Shenzhen Luohu”)	March 25, 2008	PRC	100%	Medical examinations

Beijing iKang Guobin Jianwai Clinic Co., Ltd. (“iKang Beijing Jianguomen”)	September 9, 2008	PRC	100%	Medical examinations

Beijing iKang Guobin Zhongguan Clinic Co., Ltd. (“iKang Beijing Zhongguancun”)	September 19, 2008	PRC	100%	Medical examinations

Beijing iKang Guobin Zhengqingyuan Clinic Co., Ltd. (“iKang Beijing Kunming Lake”)	December 1, 2008	PRC	100%	Medical examinations

Beijing iKang Guobin Jiuxianqiao Clinic Co., Ltd. (“iKang Beijing Yansha East”)	December 1, 2008	PRC	100%	Medical examinations

Shanghai iKang Guobin Renren Clinic Co., Ltd. (“iKang Shanghai Yangpu”)	December 9, 2008	PRC	100%	Medical examinations

Chengdu iKang Guobin Health Examination Hospital Co., Ltd. (“iKang Chengdu Waishuangnan”)	January 15, 2009	PRC	100%	Medical examinations

Shanghai iKang Guobin Blue Cross Clinic Co., Ltd. (“iKang Shanghai Lujiazui”)	January 28, 2010	PRC	100%	Medical examinations

Shanghai Wenzhong Clinic Co., Ltd. (“Shanghai Wenzhong”)	February 12, 2010	PRC	71%	Medical examinations

Beijing iKang Guobin Clinic Co., Ltd. (“iKang Beijing Xuanwumen”)	August 5, 2010	PRC	100%	Medical examinations

Nanjing iKang Guobin Clinic Co., Ltd. (“iKang Nanjing Gulou”)	January 19, 2011	PRC	100%	Medical examinations

Shenzhen Xinglin Clinic Co., Ltd. (formerly named as “Shenzhen Xinglin Clinic”) (“iKang Shenzhen Futian”)	January 25, 2011	PRC	100%	Medical examinations

Fujian iKang Guobin Health Management Co., Ltd. (“Fujian iKang”)	April 1, 2011	PRC	71%	Sales of healthcare service

Fuzhou iKang Guobin Clinic Co., Ltd. (“iKang Fuzhou Gulou”)	November 14, 2011	PRC	71%	Medical examinations

Beijing iKang Guobin Xinei Clinic Co., Ltd. (“iKang Beijing Xinei”)	January 30, 2012	PRC	100%	Medical examinations

Shanghai iKang Guobin Fukang Clinic Co., Ltd. (“Yan’an West Road”)	January 18, 2012	PRC	100%	Medical examinations

Shanghai iKang Guobin Zhonghuan Yipin Clinic Co., Ltd. (formerly named as “Shanghai Zhonghuan Yipin Clinic Co., Ltd.”) (“iKang Shanghai Zhonghuan”)	January 21, 2012	PRC	100%	Medical examinations

Shanghai iKang Guobin Yipin Clinic Co., Ltd. (formerly named as “Shanghai Yipin Clinic Co., Ltd.”) (“iKang Shanghai Jing’an”)	January 21, 2012	PRC	100%	Medical examinations

Shanghai iKang Guobin Waizhitan Clinic Co., Ltd. (“iKang Shanghai Yan’an East Road”)	May 29, 2012	PRC	100%	Medical examinations

Shanghai iKang Guobin Jianwei Clinic Co., Ltd. (formerly named as “Shanghai Jianzhiwei Clinic Co., Ltd.”) (“iKang Shanghai Jianzhiwei”)	August 17, 2012	PRC	100%	Medical examinations

Hangzhou iKang Guobin Wenhui Clinic Co., Ltd. (“iKang Hangzhou Wenhui”)	September 3, 2012	PRC	100%	Medical examinations

Tianjin Heping Aibin Clinic Co., Ltd. (“iKang Tianjin Heping”)	October 15, 2012	PRC	100%	Medical examinations

Suzhou iKang Guobin Clinic Co., Ltd. (formerly named as “Suzhou Aibin Clinic, Co., Ltd.”) (“iKang Suzhou”)	November 13, 2012	PRC	100%	Medical examinations

Suzhou Zhuoyue Clinic Co., Ltd. (“Suzhou Zhuoyue”)	October 15, 2014	PRC	100%	Medical examinations

Changchun iKang Guobin Jiachang General Clinic Co., Ltd. (“iKang Changchun”)	November 5, 2012	PRC	100%	Medical examinations

Chengdu Jinjiang iKang Guobin Hongzhaobi Health Co., Ltd. (“iKang Chengdu Hongzhaobi”)	December 21, 2012	PRC	100%	Examination General Clinic Medical examinations

Chongqing Aibin Clinic Co., Ltd. (“iKang Chongqing”)	December 18, 2012	PRC	100%	Medical examinations

Guangzhou Wokang Medical Clinic (“iKang Guangzhou Wokang”)	December 3, 2012	PRC	100%	Medical examinations

Shenzhen iKang Guobin Kefa Clinic Co., Ltd. (formerly named as “Shenzhen iKang Guobin Kefa Clinic”) (“Shenzhen Kefa”)	March 26, 2013	PRC	100%	Medical examinations

Shanghai iKang Jianwei Health Management Co., Ltd. (“Shanghai Jianwei Management”)	September 6, 2013	PRC	90%	Sales of healthcare services

Shanghai Yuanhua Clinic Co., Ltd. (“Yuanhua Clinic”)	July 31, 2013	PRC	100%	Medical examinations

Nanjing iKang Jun’an TCM Clinic Co., Ltd. (“iKang Nanjing Jun’an”)	September 1, 2013	PRC	100%	Medical examinations

Nanjing Aibin Health Information Consultancy Co., Ltd. (“Nanjing Aoyang Shunkang”)	September 1, 2013	PRC	100%	Sales of healthcare service

Jiangyin iKang Guobin Clinic Co., Ltd. (“iKang Jiangyin”)	December 16, 2013	PRC	100%	Medical examinations

Zhejiang Huzhou Ailikang Investment Management Co., Ltd. (“Zhejiang Ailikang”)	December 31, 2013	PRC	100%	Sales of healthcare services

Hangzhou iKang Jun’an Clinic Co., Ltd. (formerly named as “Hangzhou Aibo Huagang Clinic Co. Ltd.”) (“Hangzhou Aibo”)	December 31, 2013	PRC	100%	Medical examinations

Beijing iKang Jun’an Clinic Co., Ltd. (“iKang Beijing Jun’an”)	November 28, 2013	PRC	100%	Medical examinations & clinical services

Beijing iKang Guobin Yayun Clinic Co., Ltd. (“iKang Beijing Yayun”)	December 5, 2013	PRC	100%	Medical examinations

Changzhou iKang Guobin Clinic Co., Ltd. (“iKang Changzhou”)	March 14, 2014	PRC	62.5%	Medical examinations

Beijing iKang Guobin Baishi Clinic Co., Ltd. (“iKang Beijing Baishi”)	April 16, 2014	PRC	100%	Medical examinations

Chengdu Gaoxin iKang Guobin Chengnan Clinic Co., Ltd. (“Chengdu Gaoxin iKang West City ”)	May 22, 2014	PRC	100%	Medical examinations

iKang Dental Hospital Management Co., Ltd. (“iKang Dental Hospital Management ”)	August 13, 2014	PRC	100%	Management of dental services

Beijing iKang Guobin Wanzhishou Clinic Co., Ltd. (“iKang Beijing Wanzhishou ”)	August 21, 2014	PRC	100%	Medical examinations

Shanghai Huajian Health Examination Management Co., Ltd. (“Shanghai Huajian Management”)	July 1, 2014	PRC	100%	Medical examinations

Shanghai Huajian Clinic Co., Ltd.(“Shanghai Huajian”)	July 1, 2014	PRC	100%	Medical examinations

Shanghai Jinxiu Huajian Clinic Co., Ltd.(“Shanghai Jinxiu Huajian”)	July 1, 2014	PRC	100%	Medical examinations

Shanghai Jinshen Huajian Clinic Co., Ltd.(“Shanghai Jinshen Huajian”)	July 1, 2014	PRC	100%	Medical examinations

Shenyang iKang Guobin Hospital(“iKang Shenyang Hospital”)	November 14, 2014	PRC	100%	Medical examinations

Shenyang iKang Guobin Ningshan Hospital Co., Ltd. (“iKang Shenyang Ningshan Hospital”)	November 19, 2014	PRC	100%	Medical examinations

Shenyang Golden iKang Guobin Hospital Co., Ltd. (“Gold iKang Shenyang Hospital”)	December 19, 2014	PRC	100%	Medical examinations

Tianjin Hedong District iKang Guobin Dongrun Clinic Co., Ltd. (“iKang Tianjin Hedong Dongrun”)	February 17, 2015	PRC	100%	Medical examinations

Tianjin Hexi District iKang Guobin Fenghui Clinic Co., Ltd. (“iKang Tianjin Hexi Fenghui”)	February 17, 2015	PRC	100%	Medical examinations

Wuxi Woshi Hongtai Biotechnology Co., Ltd. (“Wuxi Woshi Hongtai”)	March 3, 2015	PRC	70%	Holding company

Beijing Woshi Hongtai Investment Management Consultancy Co., Ltd. (“Beijing Woshi Hongtai”)	March 3, 2015	PRC	70%	Sales of healthcare services

Beijing Zhenjing Clinic Co., Ltd.(“Beijing Zhenjing”)	March 3, 2015	PRC	70%	Medical examinations

Shanghai Zhenjing Hospital Management Co., Ltd. (“Shanghai Zhenjing Hospital Management”)	March 3, 2015	PRC	70%	Sales of healthcare services

Shanghai Zhenjing Clinic Co., Ltd. (“Shanghai Zhenjing”)	March 3, 2015	PRC	70%	Medical examinations

Beijing iKang Guobin Shunping Clinic Co., Ltd. (“iKang Beijing Shunping”)	August 04, 2015	PRC	100%	Medical examinations

Beijing iKang Guobin Baiyunlu Clinic Co., Ltd. (“iKang Beijing Baiyunlu”)	October 14, 2015	PRC	100%	Medical examinations

Chongqing iKang Zhuoyue Clinic Co., Ltd. (“iKang Chongqing Zhuoyue”)	November 10, 2015	PRC	100%	Medical examinations

Tianjin Hexi District iKang Guobin Clinic Co., Ltd. (“iKang Tianjin Hexi”)	July 27, 2015	PRC	100%	Medical examinations

Tianjin iKang Guobin Yuecheng Clinic Co. Ltd. (“iKang Tianjin Yuecheng”)	September 09, 2015	PRC	100%	Medical examinations

iKang Health Cloud(Beijing) Software Co.,Ltd. (“iKang Health Cloud”)	May 07, 2015	PRC	100%	Research & development

China Physician Alliance Group, Limited. (“China Physician Alliance”)	August 26, 2015	PRC	82%	Sales of healthcare services

Xi’an iKang Guobin Medical Examination Management Co., Ltd. (“Xi’an iKang”)	December 17, 2015	PRC	70%	Sales of healthcare services

Xi’an Lianhu Yinglun Hospital Co., Ltd. (“Xi’an Lianhu Yinglun”)	December 17, 2015	PRC	70%	Medical examinations

Xi’an Yanta Yinglun Clinic Co., Ltd. (“Xi’an Yanta Yinglun”)	December 17, 2015	PRC	70%	Medical examinations

Xi’an Weiyang Yinglun Clinic Co., Ltd. (“Xi’an Weiyang Yinglun”)	December 17, 2015	PRC	70%	Medical examinations

Yantai iKang Guobin Hongkang Health Management Co., Ltd. (“iKang Yantai Hongkang”)	May 31, 2015	PRC	100%	Sales of healthcare services

Yantai iKang Guobin Hongkang Health Management Co., Ltd. Clinic (“iKang Yantai Hongkang Clinic”)	May 31, 2015	PRC	100%	Medical examinations

Yantai iKang Guobin Hongkang Health Examination Management Co., Ltd. Clinic (“iKang Yantai Hongkang Examination Clinic”)	May 31, 2015	PRC	100%	Medical examinations

Yantai iKang Guobin Hongkang Health Examination Management Co., Ltd. (“iKang Yantai Hongkang Examination”)	May 31, 2015	PRC	100%	Sales of healthcare services

Guizhou iKang Guobin Health Technology Co., Ltd. (“Guizhou iKang”)	January 22, 2016	PRC	60%	Sales of healthcare services

Guizhou Wishstar Health Examination Clinic Co., Ltd. (“Guizhou Wishstar”)	January 22, 2016	PRC	60%	Medical examinations

Weifang Gaoxin iKang Guobin Clinic Co. Ltd. (“iKang Weifang Gaoxin”)	January 13, 2016	PRC	100%	Medical examinations

Wuhu iKang Guobin Clinic Co. Ltd (“Wuhu iKang”)	January 7, 2016	PRC	60%	Medical examinations

Chengdu Gaoxin iKang Dental Clinic Co., Ltd. (“iKang Chengdu Gaoxin”)	July 3, 2015	PRC	100%	Dental services

Shandong iKang Guobin Medical Examination Management Co., Ltd. (“Shandong iKang”)	May 14 2015	PRC	70%	Sales of healthcare services

Jinan iKang Zhuoyue Medical Examination Management Co, Ltd. (“iKang Jinan Zhuoyue”)	August 05, 2015	PRC	70%	Medical examinations

Yinchuan iKang Guobin Ciming Clinic Co., Ltd. (“iKang Yinchuan Ciming”)	May 31, 2015	PRC	70%	Medical examinations

Ningxia iKang Guobin Health Examination Investment Holding Co., Ltd. (“Ningxia iKang”)	May 31, 2015	PRC	70%	Sales of healthcare services

Hangzhou iKang Guobin Jiangnan Avenue Clinic Co., Ltd. (“iKang Hangzhou Jiangnan Avenue”)	November 16, 2015	PRC	100%	Medical examinations

Ningbo Haishu iKang Guobin Clinic Co., Ltd. (“iKang Ningbo Haishu”)	July 07, 2015	PRC	100%	Medical examinations

Nanjing iKang Guobin Hedingqiao Clinic Co., Ltd. (“iKang Nanjing Hedingqiao”)	November 25, 2015	PRC	100%	Medical examinations

Wuhan iKang Guobin Xiandai Sunny Clinic Co., Ltd. (“iKang Wuhan Xiandai Sunny”)	January 01, 2016	PRC	100%	Medical examinations

Foshan iKang Guobin Clinic Co., Ltd. (“Foshan iKang”)	October 24, 2015	PRC	100%	Medical examinations

Beijing Tianjian Sunny Health Science and Technology Co., Ltd. (“Beijing Tianjian Sunny”)	May 25, 2015	PRC	83%	Sales of healthcare services

Beijing Tianjian Sunny Health Science and Technology Co., Ltd. Anhuaqiao Clinic (“Beijing Anhuaqiao”)	May 25, 2015	PRC	83%	Medical examinations

Beijing Tianjian Sunny Health Science and Technology Co., Ltd. Fengtai Clinic (“Beijing Fengtai”)	May 25, 2015	PRC	83%	Medical examinations

Sinopharm Sunny Health Science and Technology Co., Ltd. Konggang Clinic (“Beijing Konggang”)	May 25, 2015	PRC	83%	Sales of healthcare services

Beijing iKang Guobin Sunny Jingchao Clinic Co., Ltd. (“iKang Beijing Jingchao”)	May 25, 2015	PRC	83%	Medical examinations

Beijing iKang Guobin Sunny Jingchun Clinic Co., Ltd. (“iKang Beijing Jingchun”)	May 25, 2015	PRC	83%	Medical examinations

Guangzhou Zhenxing Traditional Chinese Medical Clinic Co., Ltd. (“Guangzhou Zhenxing”)	May 25, 2015	PRC	83%	Medical examinations

Beijing Tianzhikangjian Investment Management Co., Ltd. (“Beijing Tianzhikangjian”)	May 25, 2015	PRC

Changsha iKang Guobin Health Consultancy Co., Ltd. (“Changsha iKang”)	May 25, 2015	PRC	83%	Sales of healthcare services

Changsha iKang Guobin Health Consultancy Co., Ltd. Sunny Clinic (“iKang Changsha Sunny Clinic”)	May 25, 2015	PRC	83%	Medical examinations

Beijing iKang Zhuoyue Jingxi Clinic Co., Ltd. (“iKang Beijing Jingxi”)	May 25, 2015	PRC	83%	Medical examinations

Yantai iKang Guobin Ciming Medical Examination Management Co., Ltd. (“Yantai Ciming”)	July 31, 2015	PRC	70%	Sales of healthcare services

Yantai iKang Guobin Ciming Medical Examination Management Co., Ltd.Laishan Clinic (“Yantai Ciming Laishan Clinic”)	July 31, 2015	PRC	70%	Medical examinations

Weifang Kuiwen iKang Guobin Ciming Clinic Co. Ltd. (“Weifang Kuiwen”)	July 31, 2015	PRC	70%	Medical examinations

Weihai iKang Guobin Ciming Medical Examination Management Co., Ltd. Clinic (“Weihai Ciming Clinic”)	July 31, 2015	PRC	70%	Sales of healthcare services

Weihai iKang Guobin Ciming Medical Examination Management Co., Ltd. (“Weihai Ciming”)	July 31, 2015	PRC	70%	Medical examinations

Chengdu iKang Guobin Ommay Health Examination Hospital Co., Ltd. (“Chengdu Ommay”)	April 01, 2015	PRC	100%	Medical examinations

Beijing iKang Guobin Headquarter Base Clinic Co., Ltd. (“Beijing Headquarter Base”)	February 1, 2016	PRC	100%	Medical examinations

The VIE arrangements

Before January 31, 2012, PRC regulations limited business entities with direct foreign ownership of more than 70% to provide certain healthcare services in the PRC. To comply with related PRC regulations, the Company conducted the majority of its businesses through Beijing iKang and Zhejiang iKang, subsidiaries of the Group, and iKang Holding, iKang Holding’s subsidiaries and iKang Hangzhou Xixi, which are VIEs and VIEs’ subsidiaries (“VIE entities”) of the Company. Beijing iKang and Zhejiang iKang entered into a series of contractual arrangements with the VIEs and their shareholders, and through those contractual arrangements, as described below, the Company obtained the control and the right to substantially all of economic benefits of the VIE entities.

In July 2013, iKang acquired 100% of Yuanhua, including Yuanhua BVI, Yuanhua WFOE, a variable interest entity, Yuanhua Information and Yuanhua Clinic, which provide medical examination related services in China. Yuanhua WFOE entered into a series of contractual arrangements with Yuanhua Information and Mr. Haiqing Hu and Mr. Lei Zhao through which Yuanhua WFOE gained effective control over the operation of Yuanhua Information and is able to receive substantially all the economic benefits of Yuanhua Information.

In December 2013, Beijing iKang entered into a series of contractual arrangements with Beijing Jiandatong and Mr. Haiqing Hu through which Beijing iKang gained effective control over the operation of Beijing Jiandatong and is able to receive substantially all the economic benefits of Beijing Jiandatong.

Starting from January 31, 2012, foreign-invested enterprises incorporated in the PRC are not expressly prohibited from providing healthcare services in the PRC; however, in order to operate under a foreign-invested enterprise, the Group needs to reapply for the licenses or permits required for conducting such business from the Ministry of Health and Ministry of Commerce, because currently most licenses of the Group to conduct healthcare services are held by PRC entities. As of March 31, 2016, the Group has not yet applied for such licenses or permits.  Therefore the Group still operates through its VIE entities.

The VIE arrangements - continued

Beijing iKang, Zhejiang iKang and Yuanhua WFOE have entered into the following contractual arrangements with iKang Holding, iKang Hangzhou Xixi, Beijing Jiandatong, Yuanhua Information and the shareholders of iKang Holding, iKang Hangzhou Xixi, Beijing Jiandatong and Yuanhua Information that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIE entities, and (2) receive the economic benefits of the VIE entities that could be significant to the VIE entities. Accordingly, the Company is considered the primary beneficiary of the VIE entities and has consolidated the VIE entities’ financial results of operations, assets and liabilities in the Company’s consolidated financial statements. In making the conclusion that the Company is the primary beneficiary of the VIE entities, the Company believes the Company’s rights under the terms of the Exclusive Equity Option agreement provide it with a substantive kick out right. More specifically, the Company believes the terms of the Exclusive Equity Option agreement are valid, binding and enforceable under PRC laws and regulations currently in effect. The Company also believes that the minimum amount of consideration permitted by the applicable PRC law to exercise the option does not represent a financial barrier or disincentive for the Company to currently exercise its rights under the exclusive equity option agreement. The Company’s rights under the Exclusive Equity Option agreement give the Company the power to control the shareholders of iKang Holding, iKang Hangzhou Xixi, Beijing Jiandatong and Yuanhua Information and thus the power to direct the activities that most significantly impact the VIE entities economic performance. In addition, the Company’s rights under the Power of Attorney also reinforce the Company’s abilities to direct the activities that most significantly impact the VIE entities’ economic performance. The Company also believes that this ability to exercise control ensures that the VIE entities will continue to execute and renew the Exclusive Service agreement and pay service fees to the Company. By charging service fees in whatever amounts the Company deems fit, and by ensuring that the Exclusive Service agreements are executed and renewed indefinitely, the Company has the rights to receive substantially all of the economic benefits from the VIE entities.

Agreements that provide the Company effective control over the VIE entities

(1)

Power of Attorney: Each registered shareholder of iKang Holding, iKang Hangzhou Xixi, Beijing Jiandatong and Yuanhua Information has executed a power of attorney agreement appointing Beijing iKang, Zhejiang iKang or Yuanhua WFOE to be the only and exclusive attorney, and irrevocably authorizing it to vote on each registered shareholder’s behalf on all of the matters concerning the VIE entities, that may require shareholders’ approval.  The term of the power of attorney is perpetual and the contract can be terminated at the discretion of the wholly foreign owned enterprises (“WFOEs”).

Agreements that provide the Company effective control over the VIE entities - continued

(2)

Exclusive Equity Option Agreement: Beijing iKang, Zhejiang iKang and Yuanhua WFOE have the exclusive right to purchase the equity interests of the VIE entities from the registered legal equity owners at the lowest consideration allowed by PRC regulations as far as PRC regulations permit a transfer of legal ownership to foreign ownership.  The term of the exclusive purchase right agreement is ten years and will be renewed on the expiration date by WFOEs and can be terminated at the discretion of the WFOEs.

(3)

Spousal Consent Under the Spousal Consent letters, the spouse of each married registered shareholder of iKang Holding has signed a spousal consent letter, whereby the spouse agrees that (i) the equity interests of iKang Holding owned by such shareholder will be disposed of only in accordance with the applicable Exclusive Equity Option Agreement, Equity Interest Pledge Agreement, and other related agreements executed by the shareholder, (ii) such equity interests do not constitute communal property with such shareholder and (iii) the spouse irrevocably and unconditionally waives all rights and benefits with respect to such equity interests, including the right to sue in any court and under all applicable laws.

Agreements that transfer economic benefits to the Company

(1)

Exclusive Services Agreement: Beijing iKang, Zhejiang iKang, Yuanhua WFOE and registered shareholders irrevocably agree that Beijing iKang, Zhejiang iKang and Yuanhua WFOE shall be the exclusive technology and consulting service provider to the VIE entities in return for a service fee as determined by Beijing iKang, Zhejiang iKang and Yuanhua WFOE up to the entire net profit of the VIE entities.  The terms of the services agreement are ten years, respectively, and this agreement will be automatically renewed on applicable expiration dates, and the agreement can be terminated at the discretion of the WFOEs.

(2)

Equity Interest Pledge Agreement: Shareholders of iKang Holding, iKang Hangzhou Xixi, Beijing Jiandatong and Yuanhua Information have pledged all of their equity interests in VIE entities with Beijing iKang, Zhejiang iKang and Yuanhua WFOE and Beijing iKang, Zhejiang iKang and Yuanhua WFOE are entitled to the rights to sell the pledged equity interests if the VIE entities or the shareholders default in their obligations.  The term of the pledge agreement is as long as the service agreement; and it can be terminated when the service agreement is terminated.

Through these contractual agreements, the Company has the ability to effectively control the VIE entities and is also able to receive substantially all the economic benefits of the VIE entities.

Risk in relation to the VIE structure

The Company believes that WFOE’s contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable.  The shareholders of iKang Holding are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.

The Company’s ability to control the VIE entities also depends on the power of attorney Beijing iKang, Zhejiang iKang and Yuanhua WFOE have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:

•	revoke the Group’s business and operating licenses;
•	require the Group to discontinue or restrict operations;
•	restrict the Group’s right to collect revenues;
•	block the Group’s websites;
•	require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate our businesses, staff and assets;
•	impose additional conditions or requirements with which the Group may not be able to comply; or
•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business.  In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIE entities or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIE entities.  The Group does not believe that any penalties imposed or actions taken by the PRC Government would result in the liquidation of the Company, Beijing iKang, Zhejiang iKang, Yuanhua WFOE or the VIEs.

The shareholders of the VIEs and the Company are as the following:

(1)	iKang Holding’s shareholders are Mr. Ligang Zhang and Mr. Boquan He, each of whom holds 50% of the equity interest in iKang Holding.
(2)

iKang Hangzhou Xixi’s shareholders are iKang Holding and Yalong Daoyi, which hold 80% and 20% of the equity interest in iKang Hangzhou Xixi, respectively. Yalong Daoyi is wholly-owned by iKang Holding. Therefore, iKang Holding owns the 100% equity interest in iKang Hangzhou Xixi.

(3)	Beijing Jiandatong’s shareholders is Mr. Haiqing Hu, who holds 80% of the equity interest in Beijing Jiandatong.
(4)	Yuanhua Information’s shareholders are Mr. Haiqing Hu and Mr. Lei Zhao, who hold 80% and 20% of the equity interest in Yuanhua Information, respectively.
(5)

Mr. Ligang Zhang and Mr. Boquan He are shareholders of the Company, who held 25.6% and 14.8% voting interest of the Company as of March 31, 2015, respectively. They own the equity interests in iKang Holding and iKang Hangzhou Xixi. Other than Mr. Ligang Zhang and Mr. Boquan He, none of the Company’s shareholders owns equity interests in iKang Holding and iKang Hangzhou Xixi.

The two shareholders of iKang Holding are directors and shareholders of the Company.  One of them is the Company’s CEO, and the managing director of the VIEs.  Therefore they have no current interest in seeking to act contrary to the contractual arrangements.  The interests of the VIEs’ shareholders may differ from the interests of the Company as a whole.  The Company cannot assure that when conflicts of interest arise, the shareholders will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor.  Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of the VIEs’ may encounter in their capacity as the beneficial owners and director of the VIE entities, on the one hand, and as beneficial owners and directors or officer of the Company, on the other hand.  The Company believes the shareholders of the VIEs will not act contrary to any of the contractual arrangements and the exclusive equity option agreement provides the Company with a mechanism to remove the shareholders as the beneficial shareholders of the VIEs should they act to the detriment of the Company.  The Company relies on the VIEs’ shareholders, as directors and officer of the Company, to fulfill their fiduciary duties and abide by laws of the PRC and BVI and act in the best interest of the Company.  If the Company cannot resolve any conflicts of interest or disputes between the Company and the VIEs’ shareholders, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The following financial statements amounts and balances of the VIE entities were included in the accompanying consolidated financial statements as of and for the years ended March 31(after inter-company elimination):

	As of March 31,
	2015	2016
Cash and cash equivalents	$22,870	$92,231
Accounts receivable and other current assets	94,658	128,400

Total current assets	117,528	220,631

Property and equipment, net	101,237	126,897
Acquired intangible assets, net	29,081	35,122
Other noncurrent assets	41,562	277,689

Total non-current assets	171,880	439,708

Total assets	289,408	660,339

Deferred revenues	31,786	52,210
Accounts payable and other current liabilities	113,250	124,754

Total current liabilities	145,036	176,964
Total non-current liabilities	6,670	238,889

Total liabilities	$151,706	$415,853

	For the years ended March 31,
	2014	2015	2016

Net revenues	$170,226	$248,202	$330,391
Net income	$20,948	$35,643	$12,614

	For the years ended March 31,
	2014	2015	2016

Net cash provided by operating activities	$16,927	$76,495	$92,294
Net cash used in investing activities	$(29,649)	$(91,833)	$(239.274)
Net cash provided by financing activities	$10,740	$26,882	$216,341

The VIE entities contributed an aggregate of 84.1%, 85.4% and 89.1% of the consolidated net revenues for the years ended March 31, 2014, 2015 and 2016, respectively. The Company’s operations not conducted through contractual arrangements with the VIE entities primarily consist of its high end health check services. As of the fiscal years ended March 31, 2015 and 2016, the VIE entities accounted for an aggregate of 58.0% and 82.2%, respectively, of the consolidated total assets, and 88.9% and 94.9%, respectively, of the consolidated total liabilities. The assets that were not associated with the VIE entities primarily consist of cash and cash equivalents, accounts receivable and prepaid expenses and other current assets.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, that require the Company or its subsidiaries to provide financial support to the VIE entities. However, if the VIE entities ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE entities through loans to the shareholders of the VIEs or entrustment loans to the VIE entities. Relevant PRC laws and regulations restrict the VIE entities from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 24 for disclosure of restricted net assets.